COLLABORATION INVENTORIES, NET (Tables)	3 Months Ended
Mar. 31, 2026
Classes of current inventories [abstract]
Summary of Inventories

(Dollars in millions)	March 31, 2026	December 31, 2025
Raw materials	$22.4	$24.1
Work-in-process	5.2	1.1
Finished goods	9.5	6.8
Total collaboration inventories, net	$37.1	$32.0